ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in accumulated other comprehensive income (loss) by component
Beginning Balance	$ (5,126,183)	$ 4,283,247
Unrealized holding gains (losses) for the period, net of tax	6,554,737	(8,770,910)
Net current period other comprehensive income	5,917,187	(9,409,430)
Ending Balance	791,004	(5,126,183)	4,283,247
Reclassification adjustment for:
Securities gains realized in income	965,985	967,454	1,834,839
Income taxes	(328,435)	(328,934)
Securities gains realized in income, net	$ (637,550)	$ (638,520)